Initial Public Offering - Summary of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheet (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 13, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Temporary Equity [Line Items]
Gross proceeds from IPO	$ 276,000,000			$ 276,000,000	$ 276,000,000	$ 276,000,000
Proceeds allocated to Public Warrants		$ 6,124,880	$ (11,086,400)	19,769,680	1,705,600	(7,813,200)
Ordinary share issuance costs					$ (5,998,175)	(5,998,175)
Accretion of carrying value to redemption value						33,015,607
IPO [Member]
Temporary Equity [Line Items]
Gross proceeds from IPO				276,000,000		276,000,000
Proceeds allocated to Public Warrants				(18,354,000)		(18,354,000)
Ordinary share issuance costs				(14,661,607)		(14,661,607)
Accretion of carrying value to redemption value				33,015,607		33,015,607
Class A ordinary shares subject to possible redemption		$ 276,000,000		$ 276,000,000		$ 276,000,000